UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 30/09/2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Richard James
Address: 55 Gracechurch Street

         London, England  EC3V0UF

13F File Number:  28-01667

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard James
Title:
Phone:     020 7506 6600

Signature, Place, and Date of Signing:

     Richard James     London, UK     November 08, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     50

Form13F Information Table Value Total:     $379,227,903 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP INC               COM              02209S103  4233600    90000 SH
BURLINGTON NORTHN SANTA FE C   COM              12189T104  8018283   209300 SH
CISCO SYS INC                  COM              17275R102  5187460   286600 SH
CITIGROUP INC                  COM              172967101  5237044   118700 SH
DISNEY WALT CO                 COM DISNEY       254687106  6609405   293100 SH
DOW CHEM CO                    COM              260543103  4784562   105900 SH
EBAY INC                       COM              278642103  3493720    38000 SH
ECOLAB INC                     COM              278865100  5473704   174100 SH
ENSCO INTL INC                 COM              26874Q100  6658146   203800 SH
EXELON CORP                    COM              30161N101  6332694   172600 SH
EXXON MOBIL CORP               COM              30231G102 19706074   407740 SH
FEDEX CORP                     COM              31428X106  7917756    92400 SH
FOX ENTMT GROUP INC            CL A             35138T107 12274950   442500 SH
FPL GROUP INC                  COM              302571104 10733072   157100 SH
GILEAD SCIENCES INC            COM              375558103  5535978   148100 SH
INTEL CORP                     COM              458140100  2355044   117400 SH
INTERNATIONAL BUSINESS MACHS   COM              459200101  6301890    73500 SH
ITT INDS INC IND               COM              450911102  5391326    67400 SH
J P MORGAN CHASE & CO          COM              46625H100 10969453   276100 SH
JOHNSON & JOHNSON              COM              478160104 19929554   353800 SH
KOHLS CORP                     COM              500255104  3855200    80000 SH
LOCKHEED MARTIN CORP           COM              539830109  5929414   106300 SH
MARSHALL & ILSLEY CORP         COM              571834100  5234970   129900 SH
MERCK & CO INC                 COM              589331107  1376100    41700 SH
MERRILL LYNCH & CO INC         COM              590188108  6523264   131200 SH
MICROSOFT CORP                 COM              594918104 12414850   449000 SH
MURPHY OIL CORP                COM              626717102  5249585    60500 SH
NABORS INDUSTRIES LTD          SHS              G6359F103 11657570   246200 SH
NEWMONT MINING CORP            COM              651639106 13809249   303300 SH
ORACLE CORP                    COM              68389X105  6363048   564100 SH
PFIZER INC                     COM              717081103 17968320   587200 SH
PROCTER & GAMBLE CO            COM              742718109 16149408   298400 SH
PRUDENTIAL FINL INC            COM              744320102  5489568   116700 SH
QUALCOMM INC                   COM              747525103  5286016   135400 SH
SBC COMMUNICATIONS INC         COM              78387G103  3648570   140600 SH
SCHLUMBERGER LTD               COM              806857108  6394450    95000 SH
SLM CORP                       COM              78442P106  5579460   125100 SH
STAPLES INC                    COM              855030102  9112992   305600 SH
SYSCO CORP                     COM              871829107  3081760   103000 SH
TIME WARNER INC                COM              887317105  8468658   524700 SH
UNITEDHEALTH GROUP INC         COM              91324P102  7993416   108400 SH
US BANCORP DEL                 COM NEW          902973304  6860860   237400 SH
VERIZON COMMUNICATIONS         COM              92343V104 11215424   284800 SH
VIACOM INC                     CL B             925524308  6017308   179300 SH
WAL MART STORES INC            COM              931142103  7123480   133900 SH
WELLS FARGO & CO NEW           COM              949746101  4114470    69000 SH
WENDYS INTL INC                COM              950590109  4915680   146300 SH
XEROX CORP                     COM              984121103  3004672   213400 SH
ZEBRA TECHNOLOGIES CORP        CL A             989207105  9508410   155850 SH
ZIMMER HLDGS INC               COM              98956P102  7738016    97900 SH